Financial instruments - Capital management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	R$ 5,227,654	R$ 2,176,416	R$ 1,512,604	R$ 4,495,645
Short-term	517,874	3,481,496
Financial assets from banking solution	8,805,882	6,397,898
Accounts receivable from card issuers	29,348,065	23,977,109
Derivative financial instruments	257,575	629
Adjusted Cash	44,157,050	36,033,548
Retail deposits	(8,704,809)	(6,119,455)
Deposits from retail clients	8,274,868	6,119,455
Time deposits from retail clients	429,941	0
Accounts payable to clients	(17,807,394)	(19,199,127)
Current borrowings	(8,495,962)	(3,971,078)
Obligations to FIDC quota holders	(4,152,975)	(1,374,452)
Current derivative financial liabilities	(10,593)	(4,558)
Derivative financial liabilities	291,770	316,171
Net debt	(39,452,910)	(30,980,283)
Adjusted net cash	R$ 4,704,140	R$ 5,053,265